Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.89%
Alphabet, Inc., Class A	353,907	$ 60,709,207
Alphabet, Inc., Class C	293,641	50,843,939
AT&T, Inc.	6,525,668	125,619,109
Charter Communications, Inc., Class A(b)(c)	417,145	158,398,299
Comcast Corp., Class A	3,074,197	126,872,110
Electronic Arts, Inc.	846,546	127,777,653
Fox Corp., Class A(c)	2,263,814	86,115,485
Fox Corp., Class B	1,293,204	45,818,218
Interpublic Group of Cos., Inc. (The)(c)	3,912,933	125,879,055
Live Nation Entertainment, Inc.(b)(c)	1,297,613	124,817,395
Match Group, Inc.(b)	3,647,502	139,115,726
Meta Platforms, Inc., Class A	228,499	108,498,180
Netflix, Inc.(b)	172,277	108,250,253
News Corp., Class A	3,248,900	89,604,662
News Corp., Class B(c)	980,828	27,943,790
Omnicom Group, Inc.(c)	1,302,253	127,672,884
Paramount Global, Class B(c)	11,319,151	129,264,705
Take-Two Interactive Software, Inc.(b)(c)	725,323	109,182,871
T-Mobile US, Inc.	655,215	119,432,590
Verizon Communications, Inc.(c)	2,901,102	117,552,653
Walt Disney Co. (The)	1,152,354	107,964,046
Warner Bros. Discovery, Inc.(b)(c)	15,897,722	137,515,295
		2,354,848,125
Consumer Discretionary-10.18%
Airbnb, Inc., Class A(b)(c)	787,728	109,935,320
Amazon.com, Inc.(b)	627,343	117,300,594
Aptiv PLC(b)(c)	1,636,403	113,550,004
AutoZone, Inc.(b)(c)	40,559	127,099,333
Bath & Body Works, Inc.(c)	2,659,867	97,750,112
Best Buy Co., Inc.(c)	1,318,903	114,111,488
Booking Holdings, Inc.	30,210	112,230,452
BorgWarner, Inc.	3,557,640	125,620,268
Caesars Entertainment, Inc.(b)(c)	3,195,970	127,679,001
CarMax, Inc.(b)(c)	1,647,378	139,104,598
Carnival Corp.(b)(c)	7,504,741	125,028,985
Chipotle Mexican Grill, Inc.(b)	1,759,550	95,578,756
D.R. Horton, Inc.	806,581	145,128,119
Darden Restaurants, Inc.(c)	773,875	113,210,174
Deckers Outdoor Corp.(b)	112,664	103,947,186
Domino’s Pizza, Inc.(c)	221,535	94,972,055
eBay, Inc.(c)	2,209,175	122,852,222
Etsy, Inc.(b)(c)	1,954,293	127,302,646
Expedia Group, Inc.(b)	923,320	117,880,264
Ford Motor Co.	9,828,602	106,345,474
Garmin Ltd.(c)	723,270	123,859,987
General Motors Co.	2,461,811	109,107,464
Genuine Parts Co.	842,399	123,925,317
Hasbro, Inc.	1,871,600	120,643,336
Hilton Worldwide Holdings, Inc.	548,516	117,749,930
Home Depot, Inc. (The)	332,531	122,424,613
Las Vegas Sands Corp.	2,660,439	105,539,615
Lennar Corp., Class A	742,086	131,297,276
LKQ Corp.(c)	2,857,117	118,570,355
Lowe’s Cos., Inc.	516,352	126,769,580
lululemon athletica, inc.(b)	377,002	97,515,337
Marriott International, Inc., Class A	481,655	109,480,181
McDonald’s Corp.	454,274	120,564,320
MGM Resorts International(b)(c)	2,888,924	124,137,064
Mohawk Industries, Inc.(b)(c)	1,027,285	165,464,795
	Shares	Value
Consumer Discretionary-(continued)
NIKE, Inc., Class B	1,232,744	$ 92,283,216
Norwegian Cruise Line Holdings Ltd.(b)(c)	6,951,095	128,108,681
NVR, Inc.(b)	15,003	129,138,022
O’Reilly Automotive, Inc.(b)(c)	114,394	128,846,538
Pool Corp.(c)	338,350	126,556,434
PulteGroup, Inc.(c)	1,009,944	133,312,608
Ralph Lauren Corp.	640,255	112,422,375
Ross Stores, Inc.	787,929	112,855,071
Royal Caribbean Cruises Ltd.(b)(c)	775,232	121,494,359
Starbucks Corp.	1,445,305	112,661,525
Tapestry, Inc.(c)	2,753,110	110,372,180
Tesla, Inc.(b)	648,000	150,381,360
TJX Cos., Inc. (The)	1,060,758	119,886,869
Tractor Supply Co.(c)	411,628	108,389,885
Ulta Beauty, Inc.(b)(c)	295,095	107,677,215
Wynn Resorts Ltd.(c)	1,296,934	107,412,074
Yum! Brands, Inc.(c)	841,884	111,827,452
		6,167,302,085
Consumer Staples-7.35%
Altria Group, Inc.	2,598,221	127,338,811
Archer-Daniels-Midland Co.(c)	1,935,050	119,992,451
Brown-Forman Corp., Class B(c)	2,637,205	119,096,178
Bunge Global S.A.	1,120,101	117,868,228
Campbell Soup Co.(c)	2,616,343	122,601,833
Church & Dwight Co., Inc.	1,068,088	104,683,305
Clorox Co. (The)(c)	859,960	113,454,523
Coca-Cola Co. (The)	1,839,910	122,795,593
Colgate-Palmolive Co.	1,215,362	120,551,757
Conagra Brands, Inc.(c)	4,061,469	123,143,740
Constellation Brands, Inc., Class A(c)	454,407	111,402,420
Costco Wholesale Corp.	134,989	110,960,958
Dollar General Corp.	915,261	110,188,272
Dollar Tree, Inc.(b)(c)	1,086,212	113,335,360
Estee Lauder Cos., Inc. (The), Class A(c)	1,011,509	100,756,412
General Mills, Inc.(c)	1,757,887	118,024,533
Hershey Co. (The)(c)	617,110	121,866,883
Hormel Foods Corp.	3,776,509	121,263,704
J.M. Smucker Co. (The)	1,031,054	121,612,819
Kellanova	2,001,923	116,411,822
Kenvue, Inc.(c)	6,368,907	117,761,090
Keurig Dr Pepper, Inc.	3,382,020	115,935,646
Kimberly-Clark Corp.	824,267	111,317,258
Kraft Heinz Co. (The)(c)	3,555,597	125,192,570
Kroger Co. (The)	2,285,448	124,556,916
Lamb Weston Holdings, Inc.(c)	1,327,750	79,691,555
McCormick & Co., Inc.(c)	1,697,243	130,704,683
Molson Coors Beverage Co., Class B(c)	2,324,385	122,843,747
Mondelez International, Inc., Class A	1,749,199	119,557,752
Monster Beverage Corp.(b)	2,396,825	123,316,646
PepsiCo, Inc.	702,915	121,372,333
Philip Morris International, Inc.	1,126,519	129,729,928
Procter & Gamble Co. (The)(c)	691,238	111,123,421
Sysco Corp.	1,628,013	124,787,197
Target Corp.(c)	815,187	122,612,277
Tyson Foods, Inc., Class A	2,131,743	129,823,149
Walgreens Boots Alliance, Inc.(c)	7,403,086	87,874,631
Walmart, Inc.	1,718,349	117,947,475
		4,453,497,876
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Energy-4.44%
APA Corp.(c)	4,137,016	$ 129,033,529
Baker Hughes Co., Class A	3,702,657	143,366,879
Chevron Corp.(c)	753,533	120,919,440
ConocoPhillips	1,052,730	117,063,576
Coterra Energy, Inc.	4,306,281	111,102,050
Devon Energy Corp.	2,534,397	119,192,691
Diamondback Energy, Inc.	620,102	125,452,836
EOG Resources, Inc.	974,541	123,571,799
EQT Corp.(c)	2,926,220	100,983,852
Exxon Mobil Corp.	1,055,242	125,141,149
Halliburton Co.(c)	3,496,413	121,255,603
Hess Corp.	803,079	123,208,380
Kinder Morgan, Inc.(c)	5,874,655	124,131,460
Marathon Oil Corp.	4,215,253	118,237,847
Marathon Petroleum Corp.	676,392	119,734,912
Occidental Petroleum Corp.(c)	1,922,347	116,917,145
ONEOK, Inc.	1,474,449	122,865,835
Phillips 66	842,055	122,502,161
Schlumberger N.V.(c)	2,677,311	129,287,348
Targa Resources Corp.	966,279	130,718,223
Valero Energy Corp.(c)	767,689	124,150,665
Williams Cos., Inc. (The)(c)	2,795,371	120,033,231
		2,688,870,611
Financials-14.91%
Aflac, Inc.(c)	1,321,301	126,025,689
Allstate Corp. (The)	733,428	125,504,199
American Express Co.	513,218	129,864,683
American International Group, Inc.	1,566,751	124,133,682
Ameriprise Financial, Inc.(c)	272,324	117,118,383
Aon PLC, Class A(c)	389,581	127,981,254
Arch Capital Group Ltd.(b)	1,184,661	113,466,831
Arthur J. Gallagher & Co.	446,655	126,622,226
Assurant, Inc.(c)	696,085	121,724,384
Bank of America Corp.(c)	2,933,156	118,235,518
Bank of New York Mellon Corp. (The)	1,983,416	129,060,879
Berkshire Hathaway, Inc., Class B(b)	283,735	124,417,798
BlackRock, Inc.	149,801	131,300,577
Blackstone, Inc., Class A	949,596	134,985,071
Brown & Brown, Inc.	1,277,336	127,005,518
Capital One Financial Corp.(c)	859,960	130,197,944
Cboe Global Markets, Inc.	688,687	126,380,951
Charles Schwab Corp. (The)	1,572,615	102,518,772
Chubb Ltd.	444,705	122,587,380
Cincinnati Financial Corp.	1,025,157	133,906,007
Citigroup, Inc.	1,940,206	125,880,565
Citizens Financial Group, Inc.	3,379,250	144,192,598
CME Group, Inc., Class A	585,043	113,328,680
Corpay, Inc.(b)(c)	460,903	134,500,713
Discover Financial Services	944,168	135,950,750
Everest Group Ltd.(c)	313,481	123,157,280
FactSet Research Systems, Inc.(c)	286,232	118,239,577
Fidelity National Information Services, Inc.	1,504,307	115,575,907
Fifth Third Bancorp(c)	3,269,243	138,419,749
Fiserv, Inc.(b)	773,102	126,456,294
Franklin Resources, Inc.	5,271,932	120,569,085
Global Payments, Inc.	1,223,248	124,330,927
Globe Life, Inc.(c)	1,478,145	137,083,167
Goldman Sachs Group, Inc. (The)	258,219	131,441,218
Hartford Financial Services Group, Inc. (The)	1,157,737	128,416,188
Huntington Bancshares, Inc.	9,306,263	139,128,632
	Shares	Value
Financials-(continued)
Intercontinental Exchange, Inc.	848,345	$ 128,575,168
Invesco Ltd.(d)	7,905,768	136,453,556
Jack Henry & Associates, Inc.	711,977	122,089,816
JPMorgan Chase & Co.	598,852	127,435,706
KeyCorp	8,615,573	138,969,193
KKR & Co., Inc., Class A	1,054,613	130,191,975
Loews Corp.	1,559,452	124,678,187
M&T Bank Corp.	809,746	139,413,969
MarketAxess Holdings, Inc.(c)	575,317	128,600,609
Marsh & McLennan Cos., Inc.	552,025	122,864,204
Mastercard, Inc., Class A	259,404	120,288,229
MetLife, Inc.	1,680,227	129,125,445
Moody’s Corp.	282,066	128,757,488
Morgan Stanley	1,208,178	124,696,051
MSCI, Inc.	240,069	129,819,712
Nasdaq, Inc.	1,965,152	133,001,487
Northern Trust Corp.	1,409,913	124,988,787
PayPal Holdings, Inc.(b)	1,898,901	124,909,708
PNC Financial Services Group, Inc. (The)	762,872	138,156,119
Principal Financial Group, Inc.	1,502,666	122,482,306
Progressive Corp. (The)	564,493	120,869,241
Prudential Financial, Inc.	1,018,075	127,585,159
Raymond James Financial, Inc.	994,659	115,380,444
Regions Financial Corp.	6,172,313	138,074,642
S&P Global, Inc.	266,195	129,032,702
State Street Corp.	1,623,314	137,932,991
Synchrony Financial	2,762,518	140,308,289
T. Rowe Price Group, Inc.(c)	1,000,849	114,306,964
Travelers Cos., Inc. (The)	559,570	121,113,331
Truist Financial Corp.	3,250,453	145,262,745
U.S. Bancorp	2,964,431	133,043,663
Visa, Inc., Class A(c)	425,164	112,953,320
W.R. Berkley Corp.	2,210,358	121,857,037
Wells Fargo & Co.	2,005,814	119,025,003
Willis Towers Watson PLC	451,462	127,438,693
		9,029,391,015
Health Care-12.44%
Abbott Laboratories	1,109,086	117,496,571
AbbVie, Inc.	681,918	126,373,044
Agilent Technologies, Inc.	886,182	125,306,135
Align Technology, Inc.(b)	450,266	104,407,680
Amgen, Inc.	385,660	128,220,380
Baxter International, Inc.(c)	3,408,695	122,099,455
Becton, Dickinson and Co.	492,597	118,745,433
Biogen, Inc.(b)(c)	496,631	105,881,729
Bio-Rad Laboratories, Inc., Class A(b)(c)	408,907	138,357,772
Bio-Techne Corp.	1,522,007	124,180,551
Boston Scientific Corp.(b)	1,498,367	110,699,354
Bristol-Myers Squibb Co.	2,793,477	132,857,766
Cardinal Health, Inc.	1,149,896	115,944,014
Catalent, Inc.(b)(c)	2,075,297	123,148,124
Cencora, Inc.(c)	494,961	117,741,323
Centene Corp.(b)	1,669,138	128,390,095
Charles River Laboratories International, Inc.(b)(c)	550,582	134,397,066
Cigna Group (The)	345,898	120,604,256
Cooper Cos., Inc. (The)	1,231,763	114,960,441
CVS Health Corp.(c)	1,911,069	115,294,793
Danaher Corp.	452,170	125,287,264
DaVita, Inc.(b)(c)	815,187	111,370,848

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
DexCom, Inc.(b)	992,424	$ 67,306,196
Edwards Lifesciences Corp.(b)	1,317,778	83,085,903
Elevance Health, Inc.	214,989	114,380,598
Eli Lilly and Co.	131,744	105,957,747
GE HealthCare Technologies, Inc.(c)	1,505,770	127,433,315
Gilead Sciences, Inc.	1,768,942	134,545,728
HCA Healthcare, Inc.(c)	341,919	124,133,693
Henry Schein, Inc.(b)(c)	1,750,435	125,926,294
Hologic, Inc.(b)	1,602,327	130,765,906
Humana, Inc.	320,485	115,890,581
IDEXX Laboratories, Inc.(b)	228,606	108,843,889
Incyte Corp.(b)(c)	1,854,502	120,672,445
Insulet Corp.(b)	573,582	111,475,662
Intuitive Surgical, Inc.(b)	271,185	120,571,563
IQVIA Holdings, Inc.(b)	542,343	133,541,117
Johnson & Johnson	792,405	125,081,129
Labcorp Holdings, Inc.(b)	576,293	124,156,564
McKesson Corp.	196,278	121,107,452
Medtronic PLC(c)	1,419,783	114,036,971
Merck & Co., Inc.	888,538	100,520,304
Mettler-Toledo International, Inc.(b)	79,114	120,334,767
Moderna, Inc.(b)(c)	821,307	97,916,220
Molina Healthcare, Inc.(b)	375,828	128,258,822
Pfizer, Inc.	4,180,022	127,657,872
Quest Diagnostics, Inc.	835,865	118,943,589
Regeneron Pharmaceuticals, Inc.(b)	111,252	120,062,046
ResMed, Inc.(c)	545,058	116,233,618
Revvity, Inc.(c)	1,059,396	133,070,731
Solventum Corp.(b)(c)	2,110,304	124,254,699
STERIS PLC(c)	527,464	125,937,305
Stryker Corp.	334,297	109,465,553
Teleflex, Inc.	553,477	122,274,139
Thermo Fisher Scientific, Inc.	201,957	123,868,306
UnitedHealth Group, Inc.	232,633	134,033,829
Universal Health Services, Inc., Class B	614,174	131,285,834
Vertex Pharmaceuticals, Inc.(b)	239,976	118,960,903
Viatris, Inc.	11,319,151	136,508,961
Waters Corp.(b)(c)	390,134	131,194,261
West Pharmaceutical Services, Inc.	345,937	105,915,531
Zimmer Biomet Holdings, Inc.(c)	1,072,805	119,456,837
Zoetis, Inc.	674,620	121,458,585
		7,538,289,559
Industrials-15.83%
3M Co.	1,140,017	145,409,168
A.O. Smith Corp.(c)	1,397,033	118,803,686
Allegion PLC(c)	989,171	135,328,484
American Airlines Group, Inc.(b)(c)	10,204,280	108,573,539
AMETEK, Inc.	690,354	119,762,612
Automatic Data Processing, Inc.	475,685	124,924,395
Axon Enterprise, Inc.(b)	393,375	118,016,434
Boeing Co. (The)(b)	651,053	124,090,702
Broadridge Financial Solutions, Inc.	590,610	126,390,540
Builders FirstSource, Inc.(b)(c)	770,170	128,903,353
C.H. Robinson Worldwide, Inc.(c)	1,376,861	122,609,472
Carrier Global Corp.(c)	1,789,565	121,887,272
Caterpillar, Inc.	357,710	123,839,202
Cintas Corp.	166,228	126,988,218
Copart, Inc.(b)	2,162,544	113,165,928
CSX Corp.(c)	3,576,134	125,522,303
Cummins, Inc.	433,086	126,374,495
Dayforce, Inc.(b)(c)	2,280,818	135,206,891
	Shares	Value
Industrials-(continued)
Deere & Co.	305,436	$ 113,616,083
Delta Air Lines, Inc.(c)	2,362,789	101,647,183
Dover Corp.(c)	651,106	119,972,792
Eaton Corp. PLC	360,267	109,805,779
Emerson Electric Co.	1,082,133	126,728,596
Equifax, Inc.	478,151	133,581,045
Expeditors International of Washington, Inc.	931,803	116,307,650
Fastenal Co.(c)	1,826,336	129,213,272
FedEx Corp.	468,195	141,511,939
Fortive Corp.	1,583,065	113,743,220
GE Vernova, Inc.(b)	676,022	120,494,161
Generac Holdings, Inc.(b)(c)	852,438	132,707,548
General Dynamics Corp.	394,065	117,711,156
General Electric Co.	738,631	125,714,996
Honeywell International, Inc.(c)	552,886	113,203,408
Howmet Aerospace, Inc.	1,457,395	139,472,701
Hubbell, Inc.(c)	307,900	121,820,635
Huntington Ingalls Industries, Inc.	483,511	135,373,410
IDEX Corp.	581,975	121,330,148
Illinois Tool Works, Inc.	489,792	121,115,766
Ingersoll Rand, Inc.(c)	1,259,402	126,443,961
J.B. Hunt Transport Services, Inc.	732,604	126,850,383
Jacobs Solutions, Inc.	833,898	122,040,972
Johnson Controls International PLC(c)	1,657,965	118,610,816
L3Harris Technologies, Inc.	529,313	120,095,827
Leidos Holdings, Inc.	801,780	115,777,032
Lockheed Martin Corp.	250,856	135,943,883
Masco Corp.	1,664,433	129,576,109
Nordson Corp.(c)	502,631	125,823,618
Norfolk Southern Corp.	523,873	130,737,746
Northrop Grumman Corp.	272,187	131,825,608
Old Dominion Freight Line, Inc.	666,661	140,118,809
Otis Worldwide Corp.(c)	1,186,134	112,089,663
PACCAR, Inc.	1,079,683	106,521,525
Parker-Hannifin Corp.	229,933	129,029,202
Paychex, Inc.(c)	944,240	120,881,605
Paycom Software, Inc.(c)	806,581	134,529,645
Pentair PLC	1,488,099	130,759,259
Quanta Services, Inc.(c)	421,357	111,819,721
Republic Services, Inc.	609,487	118,435,514
Rockwell Automation, Inc.(c)	452,929	126,208,666
Rollins, Inc.	2,372,744	113,678,165
RTX Corp.	1,103,650	129,667,838
Snap-on, Inc.(c)	439,896	126,263,349
Southwest Airlines Co.(c)	4,056,158	109,272,897
Stanley Black & Decker, Inc.(c)	1,377,628	145,505,069
Textron, Inc.	1,349,608	125,378,583
Trane Technologies PLC	349,455	116,815,817
TransDigm Group, Inc.	90,089	116,594,986
Uber Technologies, Inc.(b)	1,644,099	105,995,063
Union Pacific Corp.	519,050	128,065,206
United Airlines Holdings, Inc.(b)(c)	2,317,424	105,257,398
United Parcel Service, Inc., Class B	848,461	110,613,861
United Rentals, Inc.	186,972	141,556,501
Veralto Corp.	1,141,584	121,647,191
Verisk Analytics, Inc.	436,337	114,211,210
W.W. Grainger, Inc.	127,935	124,968,187
Wabtec Corp.	717,144	115,567,756
Waste Management, Inc.	565,215	114,546,472
Xylem, Inc.	834,908	111,460,218
		9,592,053,513

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Information Technology-12.87%
Accenture PLC, Class A (Ireland)(c)	402,216	$ 132,980,654
Adobe, Inc.(b)	219,597	121,140,685
Advanced Micro Devices, Inc.(b)(c)	720,017	104,028,056
Akamai Technologies, Inc.(b)	1,293,010	127,077,023
Amphenol Corp., Class A	1,686,633	108,383,037
Analog Devices, Inc.	497,630	115,141,629
ANSYS, Inc.(b)	355,958	111,639,108
Apple, Inc.	543,142	120,620,975
Applied Materials, Inc.	486,220	103,175,884
Arista Networks, Inc.(b)	350,582	121,494,192
Autodesk, Inc.(b)	510,773	126,426,533
Broadcom, Inc.	665,348	106,908,117
Cadence Design Systems, Inc.(b)	369,639	98,937,575
CDW Corp.	516,695	112,696,346
Cisco Systems, Inc.	2,518,888	122,040,124
Cognizant Technology Solutions Corp., Class A	1,791,895	135,610,614
Corning, Inc.	3,091,249	123,680,872
CrowdStrike Holdings, Inc., Class A(b)	299,824	69,547,175
Enphase Energy, Inc.(b)(c)	923,320	106,283,365
EPAM Systems, Inc.(b)	649,683	139,766,304
F5, Inc.(b)(c)	688,886	140,284,745
Fair Isaac Corp.(b)	82,635	132,216,000
First Solar, Inc.(b)	420,899	90,909,975
Fortinet, Inc.(b)	1,894,689	109,967,750
Gartner, Inc.(b)	267,444	134,040,258
Gen Digital, Inc.(c)	4,720,172	122,677,270
GoDaddy, Inc., Class A(b)	837,672	121,839,392
Hewlett Packard Enterprise Co.	5,329,088	106,102,142
HP, Inc.	3,241,951	117,002,012
Intel Corp.	3,779,956	116,195,847
International Business Machines Corp.	679,591	130,576,615
Intuit, Inc.	193,310	125,139,228
Jabil, Inc.(c)	962,677	108,464,818
Juniper Networks, Inc.	3,246,203	122,349,391
Keysight Technologies, Inc.(b)	846,546	118,152,425
KLA Corp.	139,665	114,954,072
Lam Research Corp.	111,319	102,551,516
Microchip Technology, Inc.(c)	1,260,812	111,934,889
Micron Technology, Inc.	814,114	89,405,999
Microsoft Corp.	260,538	108,996,072
Monolithic Power Systems, Inc.	142,606	123,081,812
Motorola Solutions, Inc.	307,390	122,624,019
NetApp, Inc.(c)	912,697	115,894,265
NVIDIA Corp.	873,490	102,215,800
NXP Semiconductors N.V. (China)	427,827	112,586,953
ON Semiconductor Corp.(b)(c)	1,598,597	125,090,215
Oracle Corp.	834,291	116,341,880
Palo Alto Networks, Inc.(b)	363,629	118,081,245
PTC, Inc.(b)	663,946	118,082,796
Qorvo, Inc.(b)	1,024,223	122,701,915
QUALCOMM, Inc.	534,206	96,664,576
Roper Technologies, Inc.	209,655	114,209,561
Salesforce, Inc.	496,132	128,398,962
Seagate Technology Holdings PLC(c)	1,107,296	113,132,432
ServiceNow, Inc.(b)	157,865	128,563,677
Skyworks Solutions, Inc.(c)	1,102,272	125,240,145
Super Micro Computer, Inc.(b)(c)	136,638	95,872,053
Synopsys, Inc.(b)	196,198	109,541,267
TE Connectivity Ltd.	780,858	120,509,815
Teledyne Technologies, Inc.(b)	296,053	124,892,919
Teradyne, Inc.(c)	792,316	103,920,167
	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	594,090	$ 121,081,483
Trimble, Inc.(b)	2,098,874	114,472,588
Tyler Technologies, Inc.(b)(c)	244,197	138,730,758
VeriSign, Inc.(b)	638,174	119,344,920
Western Digital Corp.(b)(c)	1,474,098	98,838,271
Zebra Technologies Corp., Class A(b)	382,389	134,291,193
		7,795,744,371
Materials-5.51%
Air Products and Chemicals, Inc.(c)	418,723	110,480,064
Albemarle Corp.(c)	1,113,261	104,279,158
Amcor PLC(c)	11,555,901	121,683,637
Avery Dennison Corp.	509,506	110,476,186
Ball Corp.	1,742,779	111,241,584
Celanese Corp.(c)	824,818	116,423,061
CF Industries Holdings, Inc.	1,572,415	120,116,782
Corteva, Inc.	2,249,764	126,211,760
Dow, Inc.(c)	2,091,418	113,919,538
DuPont de Nemours, Inc.	1,445,136	120,957,883
Eastman Chemical Co.	1,157,305	119,584,326
Ecolab, Inc.	480,537	110,855,080
FMC Corp.(c)	2,102,066	122,676,572
Freeport-McMoRan, Inc.	2,393,119	108,671,534
International Flavors & Fragrances, Inc.	1,216,320	120,999,514
International Paper Co.(c)	2,565,081	119,224,965
Linde PLC(c)	263,746	119,608,811
LyondellBasell Industries N.V., Class A	1,230,906	122,425,911
Martin Marietta Materials, Inc.	203,674	120,849,968
Mosaic Co. (The)	4,237,935	126,163,325
Newmont Corp.	2,820,148	138,384,662
Nucor Corp.(c)	743,915	121,213,510
Packaging Corp. of America	630,470	126,012,039
PPG Industries, Inc.	905,032	114,920,963
Sherwin-Williams Co. (The)	387,628	135,979,902
Smurfit WestRock PLC(b)(c)	2,318,726	103,971,674
Steel Dynamics, Inc.	953,693	127,050,981
Vulcan Materials Co.	455,845	125,134,011
		3,339,517,401
Real Estate-6.32%
Alexandria Real Estate Equities, Inc.(c)	989,487	116,056,930
American Tower Corp.(c)	585,319	129,004,308
AvalonBay Communities, Inc.	569,772	116,757,678
BXP, Inc.(c)	1,867,646	133,181,836
Camden Property Trust(c)	1,064,960	117,944,320
CBRE Group, Inc., Class A(b)	1,325,762	149,426,635
CoStar Group, Inc.(b)	1,556,705	121,454,124
Crown Castle, Inc.	1,161,756	127,886,101
Digital Realty Trust, Inc.(c)	768,403	114,868,565
Equinix, Inc.	150,408	118,858,418
Equity Residential	1,725,773	120,165,574
Essex Property Trust, Inc.(c)	414,028	115,248,834
Extra Space Storage, Inc.(c)	735,605	117,417,270
Federal Realty Investment Trust(c)	1,138,584	127,122,904
Healthpeak Properties, Inc.	5,857,967	127,820,840
Host Hotels & Resorts, Inc.(c)	6,459,428	113,104,584
Invitation Homes, Inc.	3,242,801	114,373,591
Iron Mountain, Inc.(c)	1,307,619	134,109,405
Kimco Realty Corp.(c)	6,139,229	133,405,446
Mid-America Apartment Communities, Inc.(c)	825,191	115,336,946
Prologis, Inc.	1,024,987	129,199,611

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
Public Storage	407,581	$ 120,611,370
Realty Income Corp.(c)	2,156,524	123,849,173
Regency Centers Corp.	1,863,990	125,521,087
SBA Communications Corp., Class A	588,286	129,152,308
Simon Property Group, Inc.(c)	773,910	118,748,750
UDR, Inc.(c)	2,857,776	114,511,084
Ventas, Inc.(c)	2,297,325	125,066,373
VICI Properties, Inc.	4,068,146	127,170,244
Welltower, Inc.(c)	1,105,526	122,989,768
Weyerhaeuser Co.	3,968,092	126,026,602
		3,826,390,679
Utilities-6.22%
AES Corp. (The)	5,952,714	105,898,782
Alliant Energy Corp.(c)	2,308,461	128,488,939
Ameren Corp.	1,642,791	130,224,043
American Electric Power Co., Inc.(c)	1,307,895	128,330,657
American Water Works Co., Inc.(c)	889,689	126,656,126
Atmos Energy Corp.	990,834	126,707,852
CenterPoint Energy, Inc.(c)	3,731,914	103,560,613
CMS Energy Corp.(c)	1,931,697	125,173,966
Consolidated Edison, Inc.	1,267,003	123,558,133
Constellation Energy Corp.	535,201	101,581,150
Dominion Energy, Inc.(c)	2,283,341	122,067,410
DTE Energy Co.	1,026,262	123,695,359
Duke Energy Corp.	1,124,882	122,915,856
Edison International	1,573,413	125,888,774
Entergy Corp.	1,074,392	124,597,240
Evergy, Inc.	2,182,954	126,611,332
Eversource Energy	1,949,978	126,573,072
Exelon Corp.	3,239,406	120,505,903
FirstEnergy Corp.	2,968,698	124,418,133
NextEra Energy, Inc.(c)	1,576,416	120,422,418
NiSource, Inc.(c)	4,086,747	127,710,844
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	1,462,556	$ 109,940,335
PG&E Corp.	6,308,015	115,121,274
Pinnacle West Capital Corp.(c)	1,505,770	128,878,854
PPL Corp.(c)	4,098,916	121,819,784
Public Service Enterprise Group, Inc.	1,584,889	126,426,596
Sempra	1,515,350	121,318,921
Southern Co. (The)(c)	1,462,383	122,138,228
Vistra Corp.	1,313,590	104,062,600
WEC Energy Group, Inc.(c)	1,458,758	125,540,713
Xcel Energy, Inc.	2,141,601	124,812,505
		3,765,646,412
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $55,825,970,807)		60,551,551,647
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.74%
Invesco Private Government Fund, 5.30%(d)(e)(f)	787,955,119	787,955,119
Invesco Private Prime Fund, 5.48%(d)(e)(f)	2,082,023,407	2,082,648,014
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,870,590,950)		2,870,603,133
TOTAL INVESTMENTS IN SECURITIES-104.70% (Cost $58,696,561,757)		63,422,154,780
OTHER ASSETS LESS LIABILITIES-(4.70)%		(2,847,318,525)
NET ASSETS-100.00%		$60,574,836,255

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Ltd.	$98,740,712	$24,741,655	$(9,950,841)	$22,656,841	$265,189	$136,453,556	$1,433,787
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	13,969,194	182,350,007	(196,319,201)	-	-	-	300,391
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$594,742,327	$1,817,106,965	$(1,623,894,173)	$-	$-	$787,955,119	$8,206,133*
Invesco Private Prime Fund	1,528,068,108	2,975,320,037	(2,420,756,499)	170,173	(153,805)	2,082,648,014	22,296,713*
Total	$2,235,520,341	$4,999,518,664	$(4,250,920,714)	$22,827,014	$111,384	$3,007,056,689	$32,237,024

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Diversified Telecommunication Services-13.82%
AT&T, Inc.	148,162	$ 2,852,118
Frontier Communications Parent, Inc.(b)(c)	104,333	3,056,957
Verizon Communications, Inc.	65,880	2,669,458
		8,578,533
Entertainment-30.53%
Electronic Arts, Inc.	19,221	2,901,218
Live Nation Entertainment, Inc.(b)	29,447	2,832,507
Netflix, Inc.(b)	3,903	2,452,450
Take-Two Interactive Software, Inc.(b)	16,442	2,475,014
TKO Group Holdings, Inc.(c)	24,844	2,716,692
Walt Disney Co. (The)	26,144	2,449,431
Warner Bros. Discovery, Inc.(b)	360,989	3,122,555
		18,949,867
Interactive Media & Services-13.14%
Alphabet, Inc., Class A	8,034	1,378,152
Alphabet, Inc., Class C	6,685	1,157,508
Match Group, Inc.(b)	82,841	3,159,556
Meta Platforms, Inc., Class A	5,185	2,461,994
		8,157,210
Media-38.10%
Charter Communications, Inc., Class A(b)	9,459	3,591,771
Comcast Corp., Class A	69,803	2,880,770
Fox Corp., Class A(c)	51,406	1,955,484
Fox Corp., Class B	29,342	1,039,587
Interpublic Group of Cos., Inc. (The)	88,834	2,857,790
New York Times Co. (The), Class A	52,595	2,818,566
	Shares	Value
Media-(continued)
News Corp., Class A	73,767	$ 2,034,494
News Corp., Class B(c)	22,260	634,187
Omnicom Group, Inc.(c)	29,564	2,898,455
Paramount Global, Class B	256,986	2,934,780
		23,645,884
Wireless Telecommunication Services-4.36%
T-Mobile US, Inc.	14,851	2,707,040
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $59,015,120)		62,038,534
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.31%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,115,894	2,115,894
Invesco Private Prime Fund, 5.48%(d)(e)(f)	5,524,043	5,525,700
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,641,594)		7,641,594
TOTAL INVESTMENTS IN SECURITIES-112.26% (Cost $66,656,714)		69,680,128
OTHER ASSETS LESS LIABILITIES-(12.26)%		(7,607,684)
NET ASSETS-100.00%		$62,072,444
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$211,833	$(211,833)	$-	$-	$-	$406
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,841,711	18,249,961	(18,975,778)	-	-	2,115,894	41,541*
Invesco Private Prime Fund	7,440,000	37,936,124	(39,850,410)	-	(14)	5,525,700	109,494*
Total	$10,281,711	$56,397,918	$(59,038,021)	$-	$(14)	$7,641,594	$151,441

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Automobile Components-3.88%
Aptiv PLC(b)(c)	77,784	$ 5,397,432
BorgWarner, Inc.	168,888	5,963,435
		11,360,867
Automobiles-5.93%
Ford Motor Co.	466,864	5,051,468
General Motors Co.	116,975	5,184,332
Tesla, Inc.(b)	30,723	7,129,887
		17,365,687
Broadline Retail-5.96%
Amazon.com, Inc.(b)	29,732	5,559,289
eBay, Inc.(c)	104,945	5,835,992
Etsy, Inc.(b)(c)	92,923	6,053,004
		17,448,285
Distributors-5.97%
Genuine Parts Co.	39,976	5,880,869
LKQ Corp.	135,687	5,631,011
Pool Corp.	15,982	5,977,907
		17,489,787
Hotels, Restaurants & Leisure-33.31%
Airbnb, Inc., Class A(b)	37,393	5,218,567
Booking Holdings, Inc.	1,418	5,267,884
Caesars Entertainment, Inc.(b)	151,703	6,060,535
Carnival Corp.(b)	356,417	5,937,907
Chipotle Mexican Grill, Inc.(b)	83,440	4,532,461
Darden Restaurants, Inc.	36,815	5,385,666
Domino’s Pizza, Inc.	10,494	4,498,778
Expedia Group, Inc.(b)	43,937	5,609,437
Hilton Worldwide Holdings, Inc.	25,998	5,580,991
Las Vegas Sands Corp.	126,483	5,017,581
Marriott International, Inc., Class A	22,866	5,197,442
McDonald’s Corp.	21,571	5,724,943
MGM Resorts International(b)	137,266	5,898,320
Norwegian Cruise Line Holdings Ltd.(b)	330,175	6,085,125
Royal Caribbean Cruises Ltd.(b)(c)	36,751	5,759,617
Starbucks Corp.	68,608	5,347,993
Wynn Resorts Ltd.	61,565	5,098,813
Yum! Brands, Inc.(c)	39,942	5,305,496
		97,527,556
Household Durables-13.45%
D.R. Horton, Inc.	38,300	6,891,319
Garmin Ltd.	34,322	5,877,643
Lennar Corp., Class A	35,243	6,235,544
Mohawk Industries, Inc.(b)	48,742	7,850,874
NVR, Inc.(b)	721	6,205,993
PulteGroup, Inc.	47,947	6,329,004
		39,390,377
Leisure Products-1.96%
Hasbro, Inc.	88,845	5,726,949
	Shares	Value
Specialty Retail-21.15%
AutoZone, Inc.(b)	1,928	$ 6,041,754
Bath & Body Works, Inc.	126,444	4,646,817
Best Buy Co., Inc.	62,666	5,421,862
CarMax, Inc.(b)(c)	78,170	6,600,675
Home Depot, Inc. (The)	15,766	5,804,411
Lowe’s Cos., Inc.	24,468	6,007,139
O’Reilly Automotive, Inc.(b)	5,429	6,114,900
Ross Stores, Inc.	37,406	5,357,661
TJX Cos., Inc. (The)	50,433	5,699,938
Tractor Supply Co.	19,444	5,119,994
Ulta Beauty, Inc.(b)	13,972	5,098,243
		61,913,394
Textiles, Apparel & Luxury Goods-8.37%
Deckers Outdoor Corp.(b)	5,329	4,916,695
lululemon athletica, inc.(b)	17,846	4,616,047
NIKE, Inc., Class B	58,528	4,381,406
Ralph Lauren Corp.	30,409	5,339,516
Tapestry, Inc.	130,715	5,240,364
		24,494,028
Total Common Stocks & Other Equity Interests (Cost $299,543,067)		292,716,930

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $95,639)	95,639	95,639
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $299,638,706)		292,812,569
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.32%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,862,364	1,862,364
Invesco Private Prime Fund, 5.48%(d)(e)(f)	4,931,927	4,933,407
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,795,771)		6,795,771
TOTAL INVESTMENTS IN SECURITIES-102.33% (Cost $306,434,477)		299,608,340
OTHER ASSETS LESS LIABILITIES-(2.33)%		(6,814,384)
NET ASSETS-100.00%		$292,793,956
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$63,198	$1,399,550	$(1,367,109)	$-	$-	$95,639	$1,855
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,387,148	51,335,671	(55,860,455)	-	-	1,862,364	72,418*
Invesco Private Prime Fund	17,261,864	90,448,654	(102,776,544)	1,528	(2,095)	4,933,407	205,924*
Total	$23,712,210	$143,183,875	$(160,004,108)	$1,528	$(2,095)	$6,891,410	$280,197

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Beverages-18.78%
Brown-Forman Corp., Class B(b)	219,100	$ 9,894,556
Coca-Cola Co. (The)	153,286	10,230,308
Constellation Brands, Inc., Class A	37,729	9,249,642
Keurig Dr Pepper, Inc.	281,009	9,632,988
Molson Coors Beverage Co., Class B(b)	193,574	10,230,386
Monster Beverage Corp.(c)	199,643	10,271,632
PepsiCo, Inc.	58,531	10,106,548
		69,616,060
Consumer Staples Distribution & Retail-20.47%
Costco Wholesale Corp.	11,198	9,204,756
Dollar General Corp.(b)	76,055	9,156,261
Dollar Tree, Inc.(b)(c)	90,226	9,414,181
Kroger Co. (The)	190,326	10,372,767
Sysco Corp.	135,652	10,397,726
Target Corp.	67,775	10,194,038
Walgreens Boots Alliance, Inc.(b)	615,146	7,301,783
Walmart, Inc.	143,087	9,821,491
		75,863,003
Food Products-37.42%
Archer-Daniels-Midland Co.	160,782	9,970,092
Bunge Global S.A.	93,237	9,811,329
Campbell Soup Co.	217,460	10,190,176
Conagra Brands, Inc.	338,379	10,259,651
General Mills, Inc.(b)	146,036	9,804,857
Hershey Co. (The)(b)	51,168	10,104,657
Hormel Foods Corp.	313,842	10,077,467
J.M. Smucker Co. (The)	85,937	10,136,269
Kellanova	166,302	9,670,461
Kraft Heinz Co. (The)	295,423	10,401,844
Lamb Weston Holdings, Inc.	110,260	6,617,805
McCormick & Co., Inc.	141,420	10,890,754
Mondelez International, Inc., Class A	145,275	9,929,546
Tyson Foods, Inc., Class A	177,664	10,819,738
		138,684,646
	Shares	Value
Household Products-12.61%
Church & Dwight Co., Inc.	88,819	$ 8,705,150
Clorox Co. (The)	71,718	9,461,756
Colgate-Palmolive Co.	101,330	10,050,923
Kimberly-Clark Corp.	68,747	9,284,282
Procter & Gamble Co. (The)	57,489	9,241,932
		46,744,043
Personal Care Products-4.90%
Estee Lauder Cos., Inc. (The), Class A	83,981	8,365,347
Kenvue, Inc.	529,358	9,787,830
		18,153,177
Tobacco-5.77%
Altria Group, Inc.	216,319	10,601,794
Philip Morris International, Inc.	93,601	10,779,091
		21,380,885
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $429,672,420)		370,441,814
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.16%
Invesco Private Government Fund, 5.30%(d)(e)(f)	10,424,234	10,424,234
Invesco Private Prime Fund, 5.48%(d)(e)(f)	27,220,623	27,228,789
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,652,264)		37,653,023
TOTAL INVESTMENTS IN SECURITIES-110.11% (Cost $467,324,684)		408,094,837
OTHER ASSETS LESS LIABILITIES-(10.11)%		(37,477,495)
NET ASSETS-100.00%		$370,617,342
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,035	$2,166,124	$(2,301,159)	$-	$-	$-	$4,234
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,840,643	27,165,497	(18,581,906)	-	-	10,424,234	50,650*
Invesco Private Prime Fund	4,729,763	67,134,100	(44,636,097)	1,227	(204)	27,228,789	144,591*
Total	$6,705,441	$96,465,721	$(65,519,162)	$1,227	$(204)	$37,653,023	$199,475

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
July 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Energy Equipment & Services-14.63%
Baker Hughes Co., Class A	805,754	$ 31,198,795
Halliburton Co.	760,963	26,390,197
Schlumberger N.V.(b)	582,579	28,132,740
		85,721,732
Oil, Gas & Consumable Fuels-85.24%
APA Corp.	900,464	28,085,472
Chevron Corp.	164,193	26,348,051
ConocoPhillips	229,005	25,465,356
Coterra Energy, Inc.	937,183	24,179,321
Devon Energy Corp.	549,844	25,859,163
Diamondback Energy, Inc.	134,704	27,251,966
EOG Resources, Inc.	211,865	26,864,482
EQT Corp.	636,780	21,975,278
Exxon Mobil Corp.	229,593	27,227,434
Hess Corp.	174,632	26,792,041
Kinder Morgan, Inc.	1,278,760	27,020,199
Marathon Oil Corp.	917,616	25,739,129
Marathon Petroleum Corp.	147,298	26,074,692
Occidental Petroleum Corp.(b)	418,631	25,461,137
ONEOK, Inc.	320,754	26,728,431
Phillips 66	183,174	26,648,154
Targa Resources Corp.	210,512	28,478,063
Valero Energy Corp.	166,928	26,995,596
Williams Cos., Inc. (The)	608,475	26,127,917
		499,321,882
Total Common Stocks & Other Equity Interests (Cost $515,002,135)		585,043,614
	Shares	Value

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d) (Cost $226,692)	226,692	$ 226,692
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $515,228,827)		585,270,306
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.42%
Invesco Private Government Fund, 5.30%(c)(d)(e)	2,309,013	2,309,013
Invesco Private Prime Fund, 5.48%(c)(d)(e)	6,028,472	6,030,281
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,339,294)		8,339,294
TOTAL INVESTMENTS IN SECURITIES-101.33% (Cost $523,568,121)		593,609,600
OTHER ASSETS LESS LIABILITIES-(1.33)%		(7,782,649)
NET ASSETS-100.00%		$585,826,951

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$228,551	$3,581,158	$(3,583,017)	$-	$-	$226,692	$1,954
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,988,164	64,462,887	(65,142,038)	-	-	2,309,013	59,464*
Invesco Private Prime Fund	7,685,814	122,736,264	(124,392,628)	729	102	6,030,281	152,091*
Total	$10,902,529	$190,780,309	$(193,117,683)	$729	$102	$8,565,986	$213,509

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RSPF)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Banks-19.31%
Bank of America Corp.	91,150	$ 3,674,257
Citigroup, Inc.	60,282	3,911,096
Citizens Financial Group, Inc.	104,980	4,479,497
Fifth Third Bancorp	101,553	4,299,754
Huntington Bancshares, Inc.	289,138	4,322,613
JPMorgan Chase & Co.	18,458	3,927,862
KeyCorp	267,706	4,318,098
M&T Bank Corp.	25,156	4,331,109
PNC Financial Services Group, Inc. (The)	23,643	4,281,747
Regions Financial Corp.	191,774	4,289,984
Truist Financial Corp.	101,000	4,513,690
U.S. Bancorp	92,114	4,134,076
Wells Fargo & Co.	62,311	3,697,535
		54,181,318
Capital Markets-31.93%
Ameriprise Financial, Inc.	8,428	3,624,630
Bank of New York Mellon Corp. (The)	61,647	4,011,370
BlackRock, Inc.	4,649	4,074,849
Blackstone, Inc., Class A	29,501	4,193,567
Cboe Global Markets, Inc.	21,342	3,916,470
Charles Schwab Corp. (The)	48,768	3,179,186
CME Group, Inc., Class A	18,121	3,510,219
FactSet Research Systems, Inc.	8,892	3,673,196
Franklin Resources, Inc.	163,639	3,742,424
Goldman Sachs Group, Inc. (The)	8,001	4,072,749
Intercontinental Exchange, Inc.	26,364	3,995,728
Invesco Ltd.(b)	245,658	4,240,057
KKR & Co., Inc., Class A	32,719	4,039,161
MarketAxess Holdings, Inc.	17,842	3,988,222
Moody’s Corp.	8,752	3,995,113
Morgan Stanley	37,453	3,865,524
MSCI, Inc.	7,433	4,019,469
Nasdaq, Inc.	61,036	4,130,916
Northern Trust Corp.	43,807	3,883,491
Raymond James Financial, Inc.	30,921	3,586,836
S&P Global, Inc.	8,224	3,986,420
State Street Corp.	50,440	4,285,887
T. Rowe Price Group, Inc.	31,091	3,550,903
		89,566,387
Consumer Finance-5.94%
American Express Co.	15,910	4,025,866
Capital One Financial Corp.	26,751	4,050,101
Discover Financial Services	29,316	4,221,211
Synchrony Financial	85,783	4,356,919
		16,654,097
Financial Services-12.23%
Berkshire Hathaway, Inc., Class B(c)	8,808	3,862,308
	Shares	Value
Financial Services-(continued)
Corpay, Inc.(c)	14,308	$ 4,175,361
Fidelity National Information Services, Inc.	46,653	3,584,350
Fiserv, Inc.(c)	23,984	3,923,063
Global Payments, Inc.	37,983	3,860,592
Jack Henry & Associates, Inc.	22,138	3,796,224
Mastercard, Inc., Class A	8,034	3,725,446
PayPal Holdings, Inc.(c)	58,914	3,875,363
Visa, Inc., Class A	13,199	3,506,578
		34,309,285
Insurance-30.49%
Aflac, Inc.	41,041	3,914,491
Allstate Corp. (The)	22,742	3,891,611
American International Group, Inc.	48,654	3,854,856
Aon PLC, Class A	12,092	3,972,343
Arch Capital Group Ltd.(c)	36,728	3,517,808
Arthur J. Gallagher & Co.	13,832	3,921,234
Assurant, Inc.	21,579	3,773,520
Brown & Brown, Inc.	39,655	3,942,897
Chubb Ltd.	13,787	3,800,524
Cincinnati Financial Corp.	31,857	4,161,161
Everest Group Ltd.	9,719	3,818,304
Globe Life, Inc.	45,919	4,258,528
Hartford Financial Services Group, Inc. (The)	35,912	3,983,359
Loews Corp.	48,473	3,875,416
Marsh & McLennan Cos., Inc.	17,125	3,811,511
MetLife, Inc.	52,177	4,009,803
Principal Financial Group, Inc.	46,657	3,803,012
Progressive Corp. (The)	17,541	3,755,879
Prudential Financial, Inc.	31,622	3,962,869
Travelers Cos., Inc. (The)	17,354	3,756,100
W.R. Berkley Corp.	68,565	3,779,988
Willis Towers Watson PLC	14,011	3,955,025
		85,520,239
Total Common Stocks & Other Equity Interests (Cost $245,602,533)		280,231,326

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(b)(d) (Cost $157,625)	157,625	157,625
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $245,760,158)		280,388,951
OTHER ASSETS LESS LIABILITIES-0.04%		119,851
NET ASSETS-100.00%		$280,508,802
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Ltd.	$3,322,369	$463,383	$(294,747)	$747,259	$1,793	$4,240,057	$47,841
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$203,950	$1,493,812	$(1,540,137)	$-	$-	$157,625	$2,567
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	866,161	5,388,110	(6,254,271)	-	-	-	15,465*
Invesco Private Prime Fund	2,227,385	12,908,556	(15,135,937)	431	(435)	-	41,650*
Total	$6,619,865	$20,253,861	$(23,225,092)	$747,690	$1,358	$4,397,682	$107,523

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Biotechnology-12.63%
AbbVie, Inc.	86,424	$ 16,016,096
Amgen, Inc.	48,829	16,234,178
Biogen, Inc.(b)(c)	62,897	13,409,640
Gilead Sciences, Inc.	224,064	17,042,308
Incyte Corp.(b)	234,757	15,275,638
Moderna, Inc.(b)	104,141	12,415,690
Regeneron Pharmaceuticals, Inc.(b)	14,029	15,139,956
Vertex Pharmaceuticals, Inc.(b)	30,325	15,032,709
		120,566,215
Health Care Equipment & Supplies-30.10%
Abbott Laboratories	140,645	14,899,931
Align Technology, Inc.(b)	56,922	13,199,073
Baxter International, Inc.	431,596	15,459,769
Becton, Dickinson and Co.	62,330	15,025,270
Boston Scientific Corp.(b)	189,883	14,028,556
Cooper Cos., Inc. (The)	156,010	14,560,413
DexCom, Inc.(b)	125,775	8,530,061
Edwards Lifesciences Corp.(b)	167,017	10,530,422
GE HealthCare Technologies, Inc.	190,576	16,128,447
Hologic, Inc.(b)	203,065	16,572,135
IDEXX Laboratories, Inc.(b)	28,879	13,749,870
Insulet Corp.(b)(c)	72,726	14,134,298
Intuitive Surgical, Inc.(b)	34,268	15,235,896
Medtronic PLC	179,922	14,451,335
ResMed, Inc.(c)	68,824	14,676,718
Solventum Corp.(b)(c)	267,208	15,733,207
STERIS PLC	66,786	15,945,825
Stryker Corp.	42,252	13,835,417
Teleflex, Inc.	69,998	15,463,958
Zimmer Biomet Holdings, Inc.	135,989	15,142,375
		287,302,976
Health Care Providers & Services-25.80%
Cardinal Health, Inc.	145,490	14,669,757
Cencora, Inc.	62,662	14,906,037
Centene Corp.(b)	211,468	16,266,118
Cigna Group (The)	43,782	15,265,470
CVS Health Corp.	242,067	14,603,902
DaVita, Inc.(b)(c)	103,280	14,110,114
Elevance Health, Inc.	27,258	14,502,074
HCA Healthcare, Inc.	43,223	15,692,110
Henry Schein, Inc.(b)	221,560	15,939,026
Humana, Inc.	40,655	14,701,254
Labcorp Holdings, Inc.(b)(c)	72,940	15,714,194
McKesson Corp.	24,726	15,256,436
Molina Healthcare, Inc.(b)	47,446	16,191,896
Quest Diagnostics, Inc.	105,742	15,047,087
UnitedHealth Group, Inc.	29,293	16,877,455
Universal Health Services, Inc., Class B	77,566	16,580,508
		246,323,438
Life Sciences Tools & Services-18.50%
Agilent Technologies, Inc.	112,272	15,875,261
	Shares	Value
Life Sciences Tools & Services-(continued)
Bio-Rad Laboratories, Inc., Class A(b)(c)	51,652	$ 17,476,971
Bio-Techne Corp.	192,184	15,680,293
Charles River Laboratories International, Inc.(b)	69,591	16,987,163
Danaher Corp.	57,190	15,846,205
IQVIA Holdings, Inc.(b)	68,483	16,862,569
Mettler-Toledo International, Inc.(b)	10,051	15,287,872
Revvity, Inc.	134,201	16,856,988
Thermo Fisher Scientific, Inc.	25,524	15,654,890
Waters Corp.(b)(c)	49,458	16,631,736
West Pharmaceutical Services, Inc.	43,788	13,406,572
		176,566,520
Pharmaceuticals-12.91%
Bristol-Myers Squibb Co.	353,810	16,827,204
Catalent, Inc.(b)	262,732	15,590,517
Eli Lilly and Co.	16,642	13,384,661
Johnson & Johnson	100,170	15,811,834
Merck & Co., Inc.	112,604	12,738,891
Pfizer, Inc.	529,504	16,171,052
Viatris, Inc.	1,433,429	17,287,154
Zoetis, Inc.	85,497	15,392,880
		123,204,193
Total Common Stocks & Other Equity Interests (Cost $793,880,057)		953,963,342

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $11,439)	11,439	11,439
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $793,891,496)		953,974,781
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.27%
Invesco Private Government Fund, 5.30%(d)(e)(f)	8,638,174	8,638,174
Invesco Private Prime Fund, 5.48%(d)(e)(f)	22,551,396	22,558,161
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,196,335)		31,196,335
TOTAL INVESTMENTS IN SECURITIES-103.21% (Cost $825,087,831)		985,171,116
OTHER ASSETS LESS LIABILITIES-(3.21)%		(30,635,725)
NET ASSETS-100.00%		$954,535,391
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,875	$1,515,139	$(1,626,575)	$-	$-	$11,439	$4,953
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,012,925	52,875,821	(52,250,572)	-	-	8,638,174	104,759*
Invesco Private Prime Fund	20,609,844	122,496,521	(120,547,398)	1,953	(2,759)	22,558,161	289,097*
Total	$28,745,644	$176,887,481	$(174,424,545)	$1,953	$(2,759)	$31,207,774	$398,809

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Aerospace & Defense-15.84%
Axon Enterprise, Inc.(b)	25,340	$ 7,602,253
Boeing Co. (The)(b)	41,786	7,964,412
General Dynamics Corp.	25,388	7,583,650
General Electric Co.	47,529	8,089,436
Howmet Aerospace, Inc.	93,854	8,981,828
Huntington Ingalls Industries, Inc.	31,072	8,699,539
L3Harris Technologies, Inc.	34,061	7,728,100
Lockheed Martin Corp.	16,158	8,756,343
Northrop Grumman Corp.	17,463	8,457,680
RTX Corp.	71,071	8,350,132
Textron, Inc.	86,901	8,073,103
TransDigm Group, Inc.	5,729	7,414,586
		97,701,062
Air Freight & Logistics-5.12%
C.H. Robinson Worldwide, Inc.	88,622	7,891,789
Expeditors International of Washington, Inc.	60,040	7,494,193
FedEx Corp.	30,055	9,084,124
United Parcel Service, Inc., Class B	54,609	7,119,375
		31,589,481
Building Products-9.07%
A.O. Smith Corp.	89,846	7,640,504
Allegion PLC(c)	63,664	8,709,872
Builders FirstSource, Inc.(b)	49,534	8,290,505
Carrier Global Corp.	115,127	7,841,300
Johnson Controls International PLC	106,709	7,633,962
Masco Corp.	107,147	8,341,394
Trane Technologies PLC	22,467	7,510,269
		55,967,806
Commercial Services & Supplies-7.39%
Cintas Corp.	10,654	8,139,016
Copart, Inc.(b)	139,227	7,285,749
Republic Services, Inc.	39,268	7,630,558
Rollins, Inc.	152,757	7,318,588
Veralto Corp.	73,539	7,836,316
Waste Management, Inc.	36,386	7,373,987
		45,584,214
Construction & Engineering-1.17%
Quanta Services, Inc.	27,111	7,194,717
Electrical Equipment-8.94%
AMETEK, Inc.	44,351	7,694,012
Eaton Corp. PLC	23,225	7,078,748
Emerson Electric Co.	69,594	8,150,153
GE Vernova, Inc.(b)	43,536	7,759,857
Generac Holdings, Inc.(b)	54,888	8,544,964
Hubbell, Inc.	19,777	7,824,770
Rockwell Automation, Inc.	29,119	8,114,009
		55,166,513
Ground Transportation-7.89%
CSX Corp.	230,218	8,080,652
J.B. Hunt Transport Services, Inc.	47,107	8,156,577
Norfolk Southern Corp.	33,695	8,408,924
Old Dominion Freight Line, Inc.	42,880	9,012,518
Uber Technologies, Inc.(b)	105,739	6,816,993
Union Pacific Corp.	33,357	8,230,173
		48,705,837
	Shares	Value
Industrial Conglomerates-2.70%
3M Co.	73,429	$ 9,365,869
Honeywell International, Inc.	35,523	7,273,334
		16,639,203
Machinery-21.56%
Caterpillar, Inc.	23,046	7,978,525
Cummins, Inc.	27,799	8,111,748
Deere & Co.	19,604	7,292,296
Dover Corp.	41,791	7,700,410
Fortive Corp.	101,856	7,318,354
IDEX Corp.	37,376	7,792,148
Illinois Tool Works, Inc.	31,496	7,788,331
Ingersoll Rand, Inc.	81,006	8,133,002
Nordson Corp.(c)	32,396	8,109,691
Otis Worldwide Corp.	76,267	7,207,231
PACCAR, Inc.	69,424	6,849,372
Parker-Hannifin Corp.	14,712	8,255,786
Pentair PLC	95,801	8,418,034
Snap-on, Inc.(c)	28,252	8,109,172
Stanley Black & Decker, Inc.	88,675	9,365,853
Wabtec Corp.	46,212	7,447,064
Xylem, Inc.	53,676	7,165,746
		133,042,763
Passenger Airlines-4.43%
American Airlines Group, Inc.(b)(c)	656,765	6,987,980
Delta Air Lines, Inc.	152,059	6,541,578
Southwest Airlines Co.(c)	261,044	7,032,525
United Airlines Holdings, Inc.(b)(c)	149,086	6,771,486
		27,333,569
Professional Services-11.74%
Automatic Data Processing, Inc.	30,533	8,018,576
Broadridge Financial Solutions, Inc.	37,961	8,123,654
Dayforce, Inc.(b)(c)	146,726	8,697,917
Equifax, Inc.	30,662	8,566,043
Jacobs Solutions, Inc.	53,605	7,845,092
Leidos Holdings, Inc.	51,560	7,445,264
Paychex, Inc.	60,736	7,775,423
Paycom Software, Inc.	51,880	8,653,065
Verisk Analytics, Inc.	28,021	7,334,497
		72,459,531
Trading Companies & Distributors-4.12%
Fastenal Co.	117,498	8,312,983
United Rentals, Inc.	12,029	9,107,156
W.W. Grainger, Inc.	8,176	7,986,399
		25,406,538
Total Common Stocks & Other Equity Interests (Cost $532,302,333)		616,791,234

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $133,655)	133,655	133,655
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $532,435,988)		616,924,889
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.74%
Invesco Private Government Fund, 5.30%(d)(e)(f)	4,678,913	$ 4,678,913
Invesco Private Prime Fund, 5.48%(d)(e)(f)	12,216,991	12,220,656
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,899,569)		16,899,569
TOTAL INVESTMENTS IN SECURITIES-102.73% (Cost $549,335,557)		633,824,458
OTHER ASSETS LESS LIABILITIES-(2.73)%		(16,814,629)
NET ASSETS-100.00%		$617,009,829
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$308,666	$1,762,741	$(1,937,752)	$-	$-	$133,655	$3,870
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,915,608	58,612,847	(57,849,542)	-	-	4,678,913	81,447*
Invesco Private Prime Fund	10,067,693	103,918,339	(101,765,287)	957	(1,046)	12,220,656	233,988*
Total	$14,291,967	$164,293,927	$(161,552,581)	$957	$(1,046)	$17,033,224	$319,305

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Chemicals-57.04%
Air Products and Chemicals, Inc.	35,235	$ 9,296,755
Albemarle Corp.(b)	93,653	8,772,476
Celanese Corp.	69,547	9,816,559
CF Industries Holdings, Inc.	132,330	10,108,689
Corteva, Inc.	189,408	10,625,789
Dow, Inc.	176,189	9,597,015
DuPont de Nemours, Inc.	121,692	10,185,620
Eastman Chemical Co.	97,416	10,065,995
Ecolab, Inc.	40,381	9,315,493
FMC Corp.	176,928	10,325,518
International Flavors & Fragrances, Inc.	102,543	10,200,978
Linde PLC	22,190	10,063,165
LyondellBasell Industries N.V., Class A	103,633	10,307,338
Mosaic Co. (The)	356,927	10,625,717
PPG Industries, Inc.	76,145	9,668,892
Sherwin-Williams Co. (The)	32,639	11,449,761
		160,425,760
Construction Materials-7.36%
Martin Marietta Materials, Inc.	17,101	10,146,879
Vulcan Materials Co.	38,373	10,533,772
		20,680,651
Containers & Packaging-20.73%
Amcor PLC	973,310	10,248,954
Avery Dennison Corp.	42,792	9,278,589
Ball Corp.	146,859	9,374,010
International Paper Co.	215,948	10,037,263
Packaging Corp. of America	53,066	10,606,302
Smurfit WestRock PLC(c)	195,210	8,753,217
		58,298,335
Metals & Mining-14.83%
Freeport-McMoRan, Inc.	201,500	9,150,115
	Shares	Value
Metals & Mining-(continued)
Newmont Corp.	237,486	$ 11,653,438
Nucor Corp.	62,671	10,211,613
Steel Dynamics, Inc.	80,321	10,700,363
		41,715,529
Total Common Stocks & Other Equity Interests (Cost $289,553,912)		281,120,275

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $40,354)	40,354	40,354
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $289,594,266)		281,160,629
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.99%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,331,239	2,331,239
Invesco Private Prime Fund, 5.48%(d)(e)(f)	6,089,203	6,091,030
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,422,269)		8,422,269
TOTAL INVESTMENTS IN SECURITIES-102.96% (Cost $298,016,535)		289,582,898
OTHER ASSETS LESS LIABILITIES-(2.96)%		(8,337,655)
NET ASSETS-100.00%		$281,245,243
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$84,381	$2,061,146	$(2,105,173)	$-	$-	$40,354	$2,492
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,702,520	32,277,286	(34,648,567)	-	-	2,331,239	57,849*
Invesco Private Prime Fund	12,095,179	63,155,233	(69,159,329)	2,036	(2,089)	6,091,030	152,595*
Total	$16,882,080	$97,493,665	$(105,913,069)	$2,036	$(2,089)	$8,462,623	$212,936

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)
July 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Health Care REITs-12.86%
Alexandria Real Estate Equities, Inc.	27,700	$ 3,248,933
Healthpeak Properties, Inc.	163,920	3,576,734
Ventas, Inc.	64,308	3,500,928
Welltower, Inc.	30,954	3,443,632
		13,770,227
Hotel & Resort REITs-2.95%
Host Hotels & Resorts, Inc.	180,747	3,164,880
Industrial REITs-3.38%
Prologis, Inc.	28,702	3,617,887
Office REITs-3.48%
BXP, Inc.	52,263	3,726,875
Real Estate Management & Development-7.07%
CBRE Group, Inc., Class A(b)	37,057	4,176,695
CoStar Group, Inc.(b)	43,565	3,398,941
		7,575,636
Residential REITs-21.27%
AvalonBay Communities, Inc.	15,953	3,269,089
Camden Property Trust	29,818	3,302,343
Equity Residential	48,295	3,362,781
Essex Property Trust, Inc.	11,554	3,216,171
Invitation Homes, Inc.	90,718	3,199,624
Mid-America Apartment Communities, Inc.	23,131	3,233,020
UDR, Inc.	79,969	3,204,358
		22,787,386
Retail REITs-16.41%
Federal Realty Investment Trust	31,821	3,552,815
Kimco Realty Corp.	171,775	3,732,671
Realty Income Corp.	60,339	3,465,269
Regency Centers Corp.	52,140	3,511,107
Simon Property Group, Inc.	21,644	3,321,055
		17,582,917
Specialized REITs-32.49%
American Tower Corp.	16,358	3,605,303
Crown Castle, Inc.	32,498	3,577,380
	Shares	Value
Specialized REITs-(continued)
Digital Realty Trust, Inc.	21,485	$ 3,211,793
Equinix, Inc.	4,192	3,312,686
Extra Space Storage, Inc.	20,574	3,284,022
Iron Mountain, Inc.(c)	36,603	3,754,004
Public Storage	11,374	3,365,794
SBA Communications Corp., Class A	16,422	3,605,286
VICI Properties, Inc.	113,855	3,559,107
Weyerhaeuser Co.	111,065	3,527,424
		34,802,799
Total Common Stocks & Other Equity Interests (Cost $116,059,508)		107,028,607

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $107,785)	107,785	107,785
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $116,167,293)		107,136,392
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.10%
Invesco Private Government Fund, 5.30%(d)(e)(f)	28,705	28,705
Invesco Private Prime Fund, 5.48%(d)(e)(f)	74,792	74,814
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,519)		103,519
TOTAL INVESTMENTS IN SECURITIES-100.11% (Cost $116,270,812)		107,239,911
OTHER ASSETS LESS LIABILITIES-(0.11)%		(116,651)
NET ASSETS-100.00%		$107,123,260

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$553,786	$(446,001)	$-	$-	$107,785	$625
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$75,888	$9,530,854	$(9,578,037)	$-	$-	$28,705	$7,991*
Invesco Private Prime Fund	195,068	14,652,976	(14,773,499)	37	232	74,814	19,873*
Total	$270,956	$24,737,616	$(24,797,537)	$37	$232	$211,304	$28,489

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communications Equipment-8.06%
Arista Networks, Inc.(b)	157,410	$ 54,550,435
Cisco Systems, Inc.	1,131,386	54,815,652
F5, Inc.(b)	309,190	62,963,452
Juniper Networks, Inc.	1,458,337	54,964,722
Motorola Solutions, Inc.	137,807	54,973,968
		282,268,229
Electronic Equipment, Instruments & Components-13.67%
Amphenol Corp., Class A	758,193	48,721,482
CDW Corp.	232,139	50,631,837
Corning, Inc.	1,387,689	55,521,437
Jabil, Inc.	433,474	48,839,516
Keysight Technologies, Inc.(b)	380,131	53,054,884
TE Connectivity Ltd.	350,561	54,102,079
Teledyne Technologies, Inc.(b)	132,612	55,943,698
Trimble, Inc.(b)	943,183	51,441,201
Zebra Technologies Corp., Class A(b)	171,596	60,262,799
		478,518,933
IT Services-13.35%
Accenture PLC, Class A (Ireland)(c)	180,204	59,579,047
Akamai Technologies, Inc.(b)	580,289	57,030,803
Cognizant Technology Solutions Corp., Class A	805,231	60,939,882
EPAM Systems, Inc.(b)	291,176	62,640,693
Gartner, Inc.(b)	119,640	59,962,372
GoDaddy, Inc., Class A(b)	376,723	54,794,360
International Business Machines Corp.	305,635	58,724,709
VeriSign, Inc.(b)	286,942	53,661,023
		467,332,889
Semiconductors & Semiconductor Equipment-28.17%
Advanced Micro Devices, Inc.(b)	323,933	46,801,840
Analog Devices, Inc.	224,397	51,920,978
Applied Materials, Inc.	217,990	46,257,478
Broadcom, Inc.	298,531	47,967,961
Enphase Energy, Inc.(b)	414,263	47,685,814
First Solar, Inc.(b)	188,725	40,762,713
Intel Corp.	1,698,560	52,213,734
KLA Corp.	62,720	51,622,950
Lam Research Corp.	49,930	45,997,513
Microchip Technology, Inc.	566,725	50,313,846
Micron Technology, Inc.	366,410	40,239,146
Monolithic Power Systems, Inc.	64,132	55,351,688
NVIDIA Corp.	392,343	45,911,978
NXP Semiconductors N.V. (China)	192,639	50,694,879
ON Semiconductor Corp.(b)	719,150	56,273,487
Qorvo, Inc.(b)	460,607	55,180,719
QUALCOMM, Inc.	240,471	43,513,227
Skyworks Solutions, Inc.(c)	495,288	56,274,623
Teradyne, Inc.	357,139	46,842,351
Texas Instruments, Inc.	266,665	54,348,994
		986,175,919
	Shares	Value
Software-26.94%
Adobe, Inc.(b)	98,469	$ 54,320,424
ANSYS, Inc.(b)	160,046	50,195,227
Autodesk, Inc.(b)	228,926	56,663,764
Cadence Design Systems, Inc.(b)	166,312	44,515,070
CrowdStrike Holdings, Inc., Class A(b)	134,290	31,149,908
Fair Isaac Corp.(b)	37,189	59,502,400
Fortinet, Inc.(b)	851,241	49,406,028
Gen Digital, Inc.(c)	2,120,928	55,122,919
Intuit, Inc.	86,961	56,294,203
Microsoft Corp.	117,265	49,057,813
Oracle Corp.	374,825	52,269,346
Palo Alto Networks, Inc.(b)	163,080	52,956,968
PTC, Inc.(b)	298,492	53,086,802
Roper Technologies, Inc.	94,125	51,274,594
Salesforce, Inc.	223,533	57,850,340
ServiceNow, Inc.(b)	70,988	57,811,917
Synopsys, Inc.(b)	87,928	49,091,961
Tyler Technologies, Inc.(b)	109,609	62,269,969
		942,839,653
Technology Hardware, Storage & Peripherals-9.85%
Apple, Inc.	243,352	54,043,612
Hewlett Packard Enterprise Co.	2,393,823	47,661,016
HP, Inc.	1,455,935	52,544,694
NetApp, Inc.	409,865	52,044,658
Seagate Technology Holdings PLC(c)	498,291	50,910,392
Super Micro Computer, Inc.(b)	61,249	42,975,361
Western Digital Corp.(b)	662,664	44,431,621
		344,611,354
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,897,112,363)		3,501,746,977
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,189,405	1,189,405
Invesco Private Prime Fund, 5.48%(d)(e)(f)	6,949,441	6,951,526
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,140,931)		8,140,931
TOTAL INVESTMENTS IN SECURITIES-100.27% (Cost $2,905,253,294)		3,509,887,908
OTHER ASSETS LESS LIABILITIES-(0.27)%		(9,360,258)
NET ASSETS-100.00%		$3,500,527,650
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,025,816	$10,923,801	$(11,949,617)	$-	$-	$-	$12,815
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,104,207	154,929,694	(173,844,496)	-	-	1,189,405	276,690*
Invesco Private Prime Fund	49,293,154	279,249,314	(321,589,258)	1,468	(3,152)	6,951,526	773,132*
Total	$70,423,177	$445,102,809	$(507,383,371)	$1,468	$(3,152)	$8,140,931	$1,062,637

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Electric Utilities-55.01%
Alliant Energy Corp.	171,431	$ 9,541,849
American Electric Power Co., Inc.	97,100	9,527,452
Constellation Energy Corp.	39,674	7,530,125
Duke Energy Corp.	83,474	9,121,204
Edison International	116,729	9,339,487
Entergy Corp.	79,665	9,238,750
Evergy, Inc.	162,023	9,397,334
Eversource Energy	144,479	9,378,132
Exelon Corp.	239,889	8,923,871
FirstEnergy Corp.	219,899	9,215,967
NextEra Energy, Inc.	116,697	8,914,484
NRG Energy, Inc.	108,412	8,149,330
PG&E Corp.	467,158	8,525,634
Pinnacle West Capital Corp.(b)	111,531	9,545,938
PPL Corp.	303,615	9,023,438
Southern Co. (The)	108,651	9,074,532
Xcel Energy, Inc.	158,561	9,240,935
		153,688,462
Gas Utilities-3.37%
Atmos Energy Corp.	73,572	9,408,387
Independent Power and Renewable Electricity Producers-5.57%
AES Corp. (The)	440,823	7,842,241
Vistra Corp.	97,339	7,711,196
		15,553,437
Multi-Utilities-32.63%
Ameren Corp.	121,859	9,659,763
CenterPoint Energy, Inc.	276,358	7,668,934
CMS Energy Corp.	143,260	9,283,248
Consolidated Edison, Inc.	93,828	9,150,106
Dominion Energy, Inc.	169,446	9,058,583
DTE Energy Co.	76,205	9,184,989
NiSource, Inc.	303,319	9,478,719
Public Service Enterprise Group, Inc.	117,639	9,384,063
	Shares	Value
Multi-Utilities-(continued)
Sempra	112,228	$ 8,984,974
WEC Energy Group, Inc.	108,113	9,304,205
		91,157,584
Water Utilities-3.37%
American Water Works Co., Inc.	66,079	9,407,006
Total Common Stocks & Other Equity Interests (Cost $279,681,877)		279,214,876

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d) (Cost $82,923)	82,923	82,923
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $279,764,800)		279,297,799
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.41%
Invesco Private Government Fund, 5.30%(c)(d)(e)	2,639,918	2,639,918
Invesco Private Prime Fund, 5.48%(c)(d)(e)	6,890,962	6,893,029
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,532,943)		9,532,947
TOTAL INVESTMENTS IN SECURITIES-103.39% (Cost $289,297,743)		288,830,746
OTHER ASSETS LESS LIABILITIES-(3.39)%		(9,461,793)
NET ASSETS-100.00%		$279,368,953
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$121,358	$2,189,991	$(2,228,426)	$-	$-	$82,923	$1,967
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	121,244	20,650,844	(18,132,170)	-	-	2,639,918	36,244*
Invesco Private Prime Fund	311,248	30,829,125	(24,247,350)	21	(15)	6,893,029	93,277*
Total	$553,850	$53,669,960	$(44,607,946)	$21	$(15)	$9,615,870	$131,488

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)—(continued)
July 31, 2024
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® GARP ETF (GRPM)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Consumer Discretionary-26.49%
AutoNation, Inc.(b)(c)	64,962	$ 12,389,553
Boyd Gaming Corp.	167,617	10,202,847
Crocs, Inc.(b)(c)	72,994	9,808,204
Grand Canyon Education, Inc.(b)	40,648	6,339,056
Harley-Davidson, Inc.(c)	272,647	10,224,262
KB Home	89,305	7,687,374
Lithia Motors, Inc., Class A	27,563	7,616,484
Murphy USA, Inc.	20,586	10,394,283
Penske Automotive Group, Inc.	41,745	7,268,222
Polaris, Inc.(c)	81,259	6,767,249
PVH Corp.	47,684	4,863,291
Taylor Morrison Home Corp., Class A(b)	100,186	6,720,477
Texas Roadhouse, Inc.	59,626	10,411,296
Toll Brothers, Inc.	56,292	8,033,431
TopBuild Corp.(b)	18,002	8,614,677
Visteon Corp.(b)	77,607	8,966,713
		136,307,419
Consumer Staples-3.78%
Celsius Holdings, Inc.(b)(c)	250,731	11,741,733
Darling Ingredients, Inc.(b)	193,571	7,690,576
		19,432,309
Energy-18.06%
Chord Energy Corp.	73,565	12,628,168
Civitas Resources, Inc.	169,680	11,836,877
CNX Resources Corp.(b)(c)	288,718	7,642,365
HF Sinclair Corp.	191,699	9,866,748
Matador Resources Co.	192,048	11,807,111
Murphy Oil Corp.	161,594	6,686,760
Ovintiv, Inc.	148,010	6,873,584
PBF Energy, Inc., Class A	215,674	8,788,715
Range Resources Corp.(c)	150,898	4,712,545
Valaris Ltd.(b)(c)	153,429	12,057,985
		92,900,858
Financials-12.15%
Affiliated Managers Group, Inc.	34,839	6,466,815
Bank OZK	193,944	9,094,034
East West Bancorp, Inc.	88,932	7,816,233
Hancock Whitney Corp.	224,438	12,283,492
International Bancshares Corp.	110,631	7,460,955
Kinsale Capital Group, Inc.	26,094	11,926,785
RenaissanceRe Holdings Ltd. (Bermuda)(c)	32,221	7,472,372
		62,520,686
Health Care-7.91%
Lantheus Holdings, Inc.(b)(c)	180,674	18,940,055
Medpace Holdings, Inc.(b)	21,625	8,271,995
Roivant Sciences Ltd.(b)(c)	1,245,667	13,515,487
		40,727,537
Industrials-14.99%
AAON, Inc.(c)	108,023	9,563,276
AGCO Corp.	56,922	5,374,574
Applied Industrial Technologies, Inc.	43,362	9,461,155
	Shares	Value
Industrials-(continued)
Comfort Systems USA, Inc.	21,232	$ 7,057,941
EMCOR Group, Inc.	19,699	7,395,793
Lincoln Electric Holdings, Inc.	32,532	6,682,398
Owens Corning	41,510	7,736,634
Saia, Inc.(b)(c)	12,238	5,113,648
Simpson Manufacturing Co., Inc.	38,120	7,322,471
Terex Corp.	180,131	11,395,087
		77,102,977
Information Technology-9.82%
Arrow Electronics, Inc.(b)(c)	41,920	5,185,085
Avnet, Inc.	178,272	9,583,903
Commvault Systems, Inc.(b)	52,416	8,011,785
Lattice Semiconductor Corp.(b)	126,123	6,684,519
Manhattan Associates, Inc.(b)	24,622	6,287,966
Qualys, Inc.(b)	38,884	5,799,160
Rambus, Inc.(b)	174,357	8,968,924
		50,521,342
Materials-5.55%
Cabot Corp.(c)	61,543	6,172,147
Commercial Metals Co.(c)	123,538	7,424,634
Eagle Materials, Inc.	24,192	6,587,482
Reliance, Inc.	27,430	8,354,081
		28,538,344
Utilities-1.25%
National Fuel Gas Co.	109,735	6,429,374
Total Common Stocks & Other Equity Interests (Cost $467,720,307)		514,480,846
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $100,899)	100,899	100,899
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $467,821,206)		514,581,745
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.54%
Invesco Private Government Fund, 5.30%(d)(e)(f)	15,520,838	15,520,838
Invesco Private Prime Fund, 5.48%(d)(e)(f)	38,669,249	38,680,850
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,200,943)		54,201,688
TOTAL INVESTMENTS IN SECURITIES-110.56% (Cost $522,022,149)		568,783,433
OTHER ASSETS LESS LIABILITIES-(10.56)%		(54,310,866)
NET ASSETS-100.00%		$514,472,567
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$81,314	$1,408,163	$(1,388,578)	$-	$-	$100,899	$2,099
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,602,345	60,356,677	(57,438,184)	-	-	15,520,838	167,635*
Invesco Private Prime Fund	32,391,587	108,697,969	(102,410,007)	2,788	(1,487)	38,680,850	451,223*
Total	$45,075,246	$170,462,809	$(161,236,769)	$2,788	$(1,487)	$54,302,587	$620,957

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024, for each Fund (except for Invesco S&P 500® Equal Weight Financials ETF). As of July 31, 2024, all of the securities in Invesco S&P 500® Equal Weight Financials ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$60,551,551,647	$-	$-	$60,551,551,647
Money Market Funds	-	2,870,603,133	-	2,870,603,133
Total Investments	$60,551,551,647	$2,870,603,133	$-	$63,422,154,780
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$62,038,534	$-	$-	$62,038,534
Money Market Funds	-	7,641,594	-	7,641,594
Total Investments	$62,038,534	$7,641,594	$-	$69,680,128
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$292,716,930	$-	$-	$292,716,930
Money Market Funds	95,639	6,795,771	-	6,891,410
Total Investments	$292,812,569	$6,795,771	$-	$299,608,340
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$370,441,814	$-	$-	$370,441,814
Money Market Funds	-	37,653,023	-	37,653,023
Total Investments	$370,441,814	$37,653,023	$-	$408,094,837
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$585,043,614	$-	$-	$585,043,614
Money Market Funds	226,692	8,339,294	-	8,565,986
Total Investments	$585,270,306	$8,339,294	$-	$593,609,600

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$953,963,342	$-	$-	$953,963,342
Money Market Funds	11,439	31,196,335	-	31,207,774
Total Investments	$953,974,781	$31,196,335	$-	$985,171,116
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$616,791,234	$-	$-	$616,791,234
Money Market Funds	133,655	16,899,569	-	17,033,224
Total Investments	$616,924,889	$16,899,569	$-	$633,824,458
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$281,120,275	$-	$-	$281,120,275
Money Market Funds	40,354	8,422,269	-	8,462,623
Total Investments	$281,160,629	$8,422,269	$-	$289,582,898
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$107,028,607	$-	$-	$107,028,607
Money Market Funds	107,785	103,519	-	211,304
Total Investments	$107,136,392	$103,519	$-	$107,239,911
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,501,746,977	$-	$-	$3,501,746,977
Money Market Funds	-	8,140,931	-	8,140,931
Total Investments	$3,501,746,977	$8,140,931	$-	$3,509,887,908
Invesco S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$279,214,876	$-	$-	$279,214,876
Money Market Funds	82,923	9,532,947	-	9,615,870
Total Investments	$279,297,799	$9,532,947	$-	$288,830,746
Invesco S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$514,480,846	$-	$-	$514,480,846
Money Market Funds	100,899	54,201,688	-	54,302,587
Total Investments	$514,581,745	$54,201,688	$-	$568,783,433